INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
8	INCOME TAXES

The Company’s Hong Kong subsidiaries, PRC subsidiaries and VIEs file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

7 Days Inn Group (HK) Limited was incorporated in Hong Kong on November 29, 2007 and does not derive any income which is subject to Hong Kong Profits Tax. Accordingly, no provision for Hong Kong Profits Tax was required. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

Effective from January 1, 2008, under the new Enterprise Income Tax law (“new EIT law”) which was passed by the National People’s Congress on March 16, 2007, the PRC’s statutory income tax rate is 25%.

The new EIT law and its relevant regulations (i) provide a 5-year transition period from January 1, 2008 for companies established before March 16, 2007 and which were entitled to preferential lower tax rates under the then effective tax laws and regulations, and (ii) grandfather certain tax holidays. The transitional tax rates are 20%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively. Prior to 2008, 7 Days Shenzhen and its branch hotels located in Shenzhen were subject to a preferential income tax rate of 15%. Further, 7 Days Shenzhen including all of its branch hotels were entitled to a tax holiday of a full year tax exemption followed by a two-year 50% tax exemption from 2007 to 2009.

During 2010, as a software development company, Guangzhou Seven Software Development Co., Ltd. (“Guangzhou Seven”) was entitled to a tax holiday of a two-year full tax exemption followed by a three-year 50% tax exemption from 2010 to 2014.

The Company’s PRC subsidiaries and VIEs are subject to income tax at 25% except for the following:

(i)	7 Days Shenzhen and its branch hotels located in Shenzhen are subject to income tax at 10%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively; while its branch hotels located outside Shenzhen are subject to income tax rate at 12.5% for 2009, and at 25% from 2010 onwards.

(ii)	Guangzhou Seven was exempt from income tax in 2010 and 2011, and is subject to income tax at 12.5% from 2012 to 2014 and at 25% from 2015 onwards.

Under the new EIT law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from withholding tax. The Company plans to distribute the retained earnings of Guangzhou Seven to its Hong Kong holding company and has accrued deferred tax liabilities amounting to RMB3,031 (US$481) as of December 31, 2011. The Company has not provided for income taxes on accumulated earnings of 7 Days Shenzhen amounting to RMB70,183 and RMB98,831 (US$15,702) and other PRC subsidiaries amounting to RMB52,083 and RMB131,362 (US$20,871) that are subject to the PRC withholding tax at 10% as of December 31, 2010 and 2011, respectively, since these earnings are planned to be permanently reinvested. The estimated amounts of unrecognized deferred tax liabilities relating to the undistributed earnings of 7 Days Shenzhen amounted to RMB7,018 and RMB9,883 (US$1,570) and other PRC subsidiaries amounted to RMB5,208 and RMB13,136 (US$2,087) as of December 31, 2010 and 2011, respectively. Further, interest income on the loans advanced to the PRC entities by non-PRC-resident enterprises is subject to PRC interest withholding tax at 10%.

The Group’s income (loss) before income taxes consists of the following jurisdictions:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Cayman Islands	(193,847)	2,150	7,698	1,223
PRC, excluding Hong Kong	86,727	151,949	140,507	22,323
Hong Kong	(41)	982	2,037	324
Total income (loss) before income taxes	(107,161)	155,081	150,242	23,870

The Group’s income tax benefit (expense) in the consolidated statements of operations consists of the following:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
PRC income tax
Current tax expense	(14,381)	(48,292)	(61,680)	(9,800)
Deferred tax benefit	19,333	12,459	25,421	4,039
Total income tax benefit (expense)	4,952	(35,833)	(36,259)	(5,761)

The reconciliation between the actual income tax benefit (expense) reported in the consolidated statements of operations and the amounts computed by applying the PRC statutory tax rate of 25%, (the PRC statutory tax rate was used because substantially all of the Company’s operations are in the PRC) to income (loss) before income taxes is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Computed expected income tax benefit (expense)	26,790	(38,770)	(37,560)	(5,968)
Non-PRC entities not subject to income tax	(48,472)	783	2,434	387
PRC tax rate differential, preferential rate	2,645	1,129	223	35
Tax holiday (Note i)	5,289	1,229	4,693	746
PRC interest withholding tax	-	(937)	(1,383)	(220)
Non-deductible expenses
Staff costs	(4,299)	(1,787)	(3,420)	(544)
Entertainment expense	(590)	(494)	(2,141)	(340)
Interest expense	(280)	(305)	(863)	(137)
Other	(852)	(457)	(1,824)	(290)
Change in valuation allowance	24,721	3,776	6,613	1,051
PRC dividend withholding tax	-	-	(3,031)	(481)
Actual income tax benefit (expense)	4,952	(35,833)	(36,259)	(5,761)

Note:

(i)	The effect of tax holiday for the years ended December 31, 2009, 2010 and 2011 reduced/increased basic and diluted losses/earnings per ordinary share by RMB0.08, RMB0.01 and RMB0.03, respectively.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of December 31, 2010 and 2011 are presented below:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Deferred tax assets:
- Accrued lease payments	12,636	13,250	2,105
- Pre-operating expenses	1,297	419	67
- Tax losses carryforwards	23,643	34,999	5,561
- Deferred revenue	486	193	31
- Accrued membership reward program costs	1,951	582	92
- Share-based compensation	3,724	14,414	2,290
- Accrued expenses	9,696	15,253	2,424
- Allowance for doubtful accounts	-	1,425	226
- Unfavorable lease contract liability	-	1,953	310
- Property and equipment	1,368	4,632	736
Total gross deferred tax assets	54,801	87,120	13,842

Less: valuation allowance	(17,005)	(12,628)	(2,006)
Net deferred tax assets	37,796	74,492	11,836

Deferred tax liabilities:
- PRC dividend withholding tax	-	(3,031)	(481)
- Property and equipment	(1,919)	(1,627)	(259)
- Intangible assets	-	(7,584)	(1,205)
- Others	-	(877)	(140)
Total deferred tax liabilities	(1,919)	(13,119)	(2,085)

Net deferred tax assets	35,877	61,373	9,751

Classification on consolidated balance sheets:

Deferred tax assets
- Current	23,001	19,842	3,152
- Non-current	12,876	46,096	7,324
Deferred tax liabilities
- Non-current	-	(4,565)	(725)

The decrease in the valuation allowance during the years ended December 31, 2010 and 2011 were RMB3,776 and RMB4,377 (US$695), respectively. As of December 31, 2011, valuation allowances were provided against the deferred tax assets of certain subsidiaries, which were at cumulative loss positions. The decrease in valuation allowance in 2011 was mainly due to certain subsidiaries generated taxable income during 2011 and which are also expected to generate further taxable income in 2012 and onwards.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment. As of December 31, 2011, the Group recognized net deferred tax assets of RMB74,492 (US$11,836), among which RMB32,796 (US$5,211) mainly relate to the tax benefits of (i) RMB54,753 (US$8,699) in gross tax loss carryforwards, which expire in varying amounts between 2012 and 2016, and (ii) RMB42,139 (US$6,695) in share-based compensation expense that are expected to be realized between 2013 and 2020. The realization of these tax benefits is dependent on the generation of sufficient taxable income prior to expiration of the tax loss carryforwards and at the time the share-based compensation expense is tax deductible. Management believes it is more likely than not that the Group will realize the benefits of deferred tax assets, net of the existing valuation allowances as of December 31, 2010 and 2011. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2011, tax loss carryforwards amounted to RMB139,996 (US$22,243), of which RMB11, RMB35,661, RMB24,502, RMB13,927 and RMB65,895 will expire if unused by the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

A reconciliation of the beginning and ending amount of the Company’s unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Balance at the beginning of the year	-	-	-	-
Increase related to prior year tax position	-	-	3,474	552
Increase related to current year tax position	-	-	3,170	503
Balance at the end of the year	-	-	6,644	1,055

Included in the balance of total unrecognized tax benefits as of December 31, 2011 was potential tax benefits of RMB6,644 (US$1,055) that, if recognized, would affect the effective rate. The Company is currently unable to provide an estimate of a range of the total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months. No interest and penalty expenses were recorded as of and for the years ended December 31, 2009, 2010 and 2011.

The Company’s PRC subsidiaries and VIEs file income tax returns in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations will be extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The PRC income tax returns for the Company’s PRC subsidiaries and VIEs for the years beginning in 2006 are open to examination by the PRC state and local tax authorities.